Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	50,000,000	50,000,000	50,000,000
Preferred stock, shares issued	531,600	531,600	0
Preferred stock, shares outstanding	531,600	531,600	0
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	7,400,000,000	7,400,000,000	7,400,000,000
Common stock, shares issued	238,424,776	172,883,475	3,988,372
Common stock, shares outstanding	238,424,776	172,883,475	3,988,372